Offerings - Offering: 1	May 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 29,788,211.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,113.75
Offering Note